Form N-1A Cover	May 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	May 05, 2026
Prospectus Date	Feb. 01, 2026